Income taxes (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Applicable tax rate	16.80%	14.80%	13.60%
Effect of disallowed expenditures	2.60%	1.00%	4.60%
Effect of utilization of tax losses brought forward from prior periods	0.00%	0.00%	(0.30%)
Effect of income taxed at reduced rates	(0.30%)	(0.10%)	(0.30%)
Tax rate effect of revenues exempt from taxation	(0.10%)	(7.50%)	(0.70%)
Effect of tax credits and allowances	(3.80%)	(1.40%)	(2.30%)
Effect of release of contingent consideration liability	(0.50%)	(0.10%)	(0.20%)
Effect of tax rate change on current and deferred tax assets and liabilities	(0.10%)	0.00%	0.30%
Effect of derecognition and reversals of derecognition of deferred tax assets	1.20%	0.00%	0.20%
Effect of write down and reversal of write down of investments in subsidiaries	0.00%	0.00%	(0.80%)
Effect of prior year items	(0.40%)	0.10%	2.30%
Effective income tax rate reconciliation change in uncertain tax positions	1.40%	1.30%	2.00%
Effect of other items	0.10%	0.00%	(0.10%)
Effective tax rate	16.90%	8.10%	18.30%
Effect of income not subject to tax on divestment gain		(7.30%)
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense	$ 1	$ 5	$ 29